Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 97.3%
AUSTRALIA — 1.8%
Cochlear Ltd.	38,219	$6,381,085

BRAZIL — 3.0%
MercadoLibre, Inc.*	5,423	6,450,550
Raia Drogasil SA	890,800	4,479,212
		10,929,762
CANADA — 1.4%
Shopify, Inc., Class A *	7,452	5,037,254

CHINA — 10.1%
Alibaba Group Holding Ltd. ADR*	49,489	5,384,403
Baidu, Inc. ADR*	18,451	2,441,067
BeiGene Ltd. ADR*	10,913	2,058,192
Burning Rock Biotech Ltd. ADR*	87,335	811,342
Contemporary Amperex Technology Co., Ltd., Class A	53,255	4,261,471
Li Ning Co., Ltd.	688,000	5,842,054
LONGi Green Energy Technology Co., Ltd., Class A	358,433	4,041,112
Meituan, Class B *	199,300	3,775,527
Ping An Insurance Group Co. of China Ltd., Class H	603,500	4,219,108
Prosus NV*	29,764	1,605,108
Trip.com Group Ltd. ADR*	70,854	1,638,147
Yatsen Holding Ltd. ADR*	255,509	175,407
		36,252,938
FRANCE — 4.8%
Kering	5,835	3,683,796
LVMH Moet Hennessy Louis Vuitton SE	7,272	5,190,748
Remy Cointreau SA	31,426	6,480,892
Ubisoft Entertainment SA*	44,099	1,937,835
		17,293,271
GERMANY — 6.7%
adidas AG	15,902	3,705,580
Auto1 Group SE*	106,585	1,210,962
Bechtle AG	123,694	6,964,000
Nemetschek SE	37,634	3,614,138
Rational AG	4,488	3,090,987
Zalando SE*	108,633	5,500,544
		24,086,211
HONG KONG — 3.6%
AIA Group Ltd.	582,800	6,085,531
Techtronic Industries Co., Ltd.	420,500	6,737,029
		12,822,560
INDIA — 6.2%
Asian Paints Ltd.	201,539	8,155,117
Housing Development Finance Corp., Ltd.	253,113	7,914,359
ICICI Lombard General Insurance Co., Ltd.	110,736	1,931,683
MakeMyTrip Ltd.*	54,285	1,456,467
United Spirits Ltd.*	240,967	2,809,377
		22,267,003
JAPAN — 18.5%
Denso Corp.	48,900	3,119,826
Kakaku.com, Inc.	123,800	2,764,796
Kao Corp.	40,400	1,649,559
Keyence Corp.	9,800	4,544,286
Murata Manufacturing Co., Ltd.	83,800	5,520,141
Nidec Corp.	63,700	5,031,222
Olympus Corp.	334,500	6,339,642
Pigeon Corp.	71,900	1,264,466

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
JAPAN (continued)
Recruit Holdings Co., Ltd.	90,900	$3,949,337
Shimano, Inc.	22,900	5,244,291
Shiseido Co., Ltd.	106,100	5,358,949
SMC Corp.	11,700	6,540,231
SoftBank Group Corp.	60,900	2,722,818
Sugi Holdings Co., Ltd.	30,500	1,509,641
Suzuki Motor Corp.	84,500	2,895,832
Sysmex Corp.	69,500	5,033,712
Z Holdings Corp.	738,800	3,193,900
		66,682,649
MEXICO — 0.7%
Wal-Mart de Mexico SAB de CV	601,349	2,464,352

NETHERLANDS — 4.7%
ASML Holding NV	17,777	11,878,980
IMCD NV	29,407	5,016,613
		16,895,593
NEW ZEALAND — 1.3%
Xero Ltd.*	62,192	4,713,387

PORTUGAL — 1.5%
Jeronimo Martins SGPS SA	218,312	5,237,293

SINGAPORE — 2.0%
United Overseas Bank Ltd.	307,699	7,199,541

SOUTH AFRICA — 1.0%
Naspers Ltd., N Shares	32,054	3,620,253

SOUTH KOREA — 1.6%
Coupang, Inc.*	116,967	2,067,977
NAVER Corp.	13,501	3,752,320
		5,820,297
SWEDEN — 7.3%
Atlas Copco AB, A Shares	4,940	256,415
Atlas Copco AB, B Shares	158,671	7,195,657
Epiroc AB, B Shares	241,691	4,363,592
Investor AB, B Shares	231,904	5,038,866
Nibe Industrier AB, B Shares	841,078	9,322,977
		26,177,507
SWITZERLAND — 2.1%
Cie Financiere Richemont SA	60,970	7,728,245

TAIWAN — 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	137,558	14,341,797

THAILAND — 0.4%
Thai Beverage PCL	2,842,700	1,495,809

UNITED KINGDOM — 11.1%
ASOS PLC*	47,254	994,159
Auto Trader Group PLC	731,547	6,039,128
Burberry Group PLC	118,349	2,583,519
Experian PLC	94,503	3,640,787
Farfetch Ltd., Class A *	117,173	1,771,656
Games Workshop Group PLC	32,365	3,077,639
Hargreaves Lansdown PLC	270,009	3,558,941
HomeServe PLC	186,877	2,069,489
Intertek Group PLC	51,608	3,520,583
Rightmove PLC	821,664	6,790,759
Trainline PLC*	714,487	2,346,465
Weir Group PLC (The)	99,598	2,125,411

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
UNITED KINGDOM (continued)
Wise PLC, Class A *	230,373	$1,489,498
		40,008,034
UNITED STATES — 3.5%
Mettler-Toledo International, Inc.*	6,622	9,093,264
Spotify Technology SA*	22,788	3,441,444
		12,534,708
Total Common Stocks (cost $246,674,981)		349,989,549
PREFERRED STOCK — 2.2%
GERMANY — 2.2%
Sartorius AG 0.31% (cost $1,909,578)	17,877	7,889,907
TOTAL INVESTMENTS — 99.5% (cost $248,584,559)		$357,879,456
Other assets less liabilities — 0.5%		1,934,423
NET ASSETS — 100.0%		$359,813,879

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International All Cap Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$67,528,483	$282,461,066	$—	$349,989,549
Preferred Stocks**	—	7,889,907	—	7,889,907
Total	$67,528,483	$290,350,973	$—	$357,879,456

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.